Commitments and Contingencies (Details Textual) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended	12 Months Ended
	Jan. 31, 2019	Jun. 30, 2019	Mar. 31, 2019
Commitments and Contingencies (Textual)
Lease expiration period, description		The only remaining lease obligation at June 30 is for the Zest Labs facility in San Jose, California that expires in December 2019.	These leases expire at various dates through 2020.
Operating lease future minimum lease payments, 2020		$ 76	$ 127
Royalties, Description			One of these agreements requires minimum annual payments of $50 until the last of the patents expire.
Settlement charges	$ 20
Additional operating liabilities, description		The Company recognized additional operating liabilities of approximately $99, with corresponding right of use assets of $99 based on the present value of the remaining minimum rental payments under leasing standards for existing operating leases.	The Company currently expects to recognize additional operating liabilities of approximately $121, with corresponding right of use assets of $112 based on the present value of the remaining minimum rental payments under leasing standards for existing operating leases.